Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 457	$ 540
Restricted cash	14	15
Accounts receivable, less allowance for doubtful accounts of $83 million at December 31, 2013 and $74 million at December 31, 2012	1,111	1,055
Inventories	931	909
Deferred income taxes	162	151
Prepaid expenses	47	53
Total current assets	2,722	2,723
Noncurrent assets:
Property, plant and equipment, net of accumulated depreciation of $919 million at December 31, 2013 and $867 million at December 31, 2012	1,106	1,131
Cable and satellite television distribution rights, net	624	764
Goodwill	5,197	5,234
Other intangible assets, net	3,336	3,509
Other noncurrent assets	71	77
Total assets	13,056	13,438
Current liabilities:
Current portion of debt and capital lease obligations	13	12
Accounts payable-trade	425	566
Accrued liabilities	1,029	955
Total current liabilities	1,467	1,533
Noncurrent liabilities:
Long-term portion of debt and capital lease obligations	3,800	3,465
Deferred compensation	14	12
Deferred income taxes	1,326	1,410
Other long-term liabilities	108	184
Total liabilities	6,715	6,604
QVC, Inc. shareholder's equity:
Common stock, $0.01 par value	0	0
Additional paid-in capital	6,703	6,665
Accumulated deficit	(620)	(161)
Accumulated other comprehensive income	139	186
Total QVC, Inc. shareholder's equity	6,222	6,690
Noncontrolling interest	119	144
Total equity	6,341	6,834
Total liabilities and equity	$ 13,056	$ 13,438